Stock-based Compensation - Disclosure - Stock-based Compensation - Summary of Weighted-average Assumptions (Detail) - $ / shares			12 Months Ended
	Sep. 30, 2020	Sep. 29, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per share of common stock	$ 10.14	$ 10.12
Expected volatility	15.00%	15.00%
Risk-free interest rate	0.30%	0.30%
Expected life (years)	7 months 6 days	7 months 6 days
Rocket Lab USA, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per share of common stock			$ 12.80	$ 11.84
Expected volatility			60.00%	60.00%
Risk-free interest rate, minimum				1.90%
Risk-free interest rate, maximum				2.50%
Risk-free interest rate			0.60%
Expected life (years)			6 days 6 hours	6 days 6 hours
Dividend rate			0.00%	0.00%